SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses And Other Current Assets Net
Balance at beginning of the period	$ 376,571	$ 190,303
Reversal of allowance during the period	(152,077)	(22,074)
Exchange differences	8,010	(4,528)
Balance at end of the period	$ 232,504	$ 163,701